Summary of Significant Accounting Policies (Details Narrative) € in Thousands	6 Months Ended
Jun. 30, 2019 EUR (€)
Statement Line Items [Line Items]
Non-current assets rights of use	€ 2,335
Leasing liabilities	2,302
Decrease in loss carried forward	33
Increase in depreciation	378
Increase in interest expenses	€ 37
Parent [Member]
Statement Line Items [Line Items]
Company direct interest percentage	100.00%
Parent [Member] | March 21, 2019 [Member]
Statement Line Items [Line Items]
Company direct interest percentage	100.00%
Cutanea Life Sciences, Inc [Member]
Statement Line Items [Line Items]
Company direct interest percentage	100.00%
Dermarc LLC [Member]
Statement Line Items [Line Items]
Company direct interest percentage	100.00%
Dermapex LLC [Member]
Statement Line Items [Line Items]
Company direct interest percentage	100.00%
Biofrontera Bioscience GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage	100.00%
Biofrontera Pharma GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage	100.00%
Biofrontera Development GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage	100.00%
Biofrontera Neuroscience GmbH [Member]
Statement Line Items [Line Items]
Company direct interest percentage	100.00%